Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Interest and Finance Costs [Abstract]
Interest costs on long term debt and other	$ 16,966	$ 132,173
Amortization and write off of financing fees	254	9,424
Discount on receivable from drilling contract	0	(308)
Capitalized borrowing costs	(552)	(17,474)
Commissions, commitment fees and other financial expenses	260	542
Total	$ 16,928	$ 124,357